Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes Abstract
Summary of Income Tax Expense

	2022	2021	2020
	€	€	€
Current income tax expense	(757,413)	(131,921)	(16,088)
Deferred tax benefit	78,326	61,804	99,339
Income tax benefit / (expense)	(679,087)	(70,117)	83,251

Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss

Reconciliation of income tax benefit / (expense) at statutory tax rate and the income tax benefit / (expense) as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2022	2021	2020
	€	€	€
Loss before income tax	(75,653,470)	(42,660,662)	(26,068,955)
Income tax at statutory income tax rate in The Netherlands (25.8%)	19,518,595	10,665,166	6,517,239
Effect of tax rates in other countries	(10,823,383)	(7,482,832)	(4,855,980)
Recognition of previously unrecognized deferred tax assets	(554,853)	—	1,629,392
Current period losses for which no deferred tax asset has been recognized	(9,184,919)	(2,910,890)	(3,132,076)
Nondeductible expenses	383,153	(353,543)	(74,579)
Other	(17,680)	11,982	(745)
Income tax benefit / (expense)	(679,087)	(70,117)	83,251

Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years

Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2027	31.3	-	31.3
2028	57.5	-	57.5
2029	78.6		78.6
Unlimited	-	14.9	14.9
Total carry-forward losses	167.4	14.9	182.3

Summary of Movements in Deferred Tax Balances

	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€
At January 1, 2022	1,909,916	—	238,508	2,148,424
(Charged)/credited
- Profit or loss	(117,534)	—	49,354	(68,180)
- Currency translation differences	—	—	13,990	13,990
At December 31, 2022	1,792,382	—	301,852	2,094,234
Deferred tax liability
At January 1, 2022	—	(66,456)	(1,909,916)	(1,976,372)
(Charged)/credited
- Profit or loss	—	28,972	117,533	146,505
- Currency translation differences	—	(4,564)	—	(4,564)
At December 31, 2022	—	(42,048)	(1,792,383)	(1,834,431)
Net deferred tax assets at December 31, 2022				259,803